FINANCE EXPENSES	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Cost [Abstract]
FINANCE EXPENSES [Text Block]

10. FINANCE EXPENSES

	Years ended December 31,
	2023	2022
Interest expense	48,181	41,825
Amortization of financing fees	2,791	2,523
Finance expense - deferred revenue (Note 19)	6,652	5,711
Accretion on PER (Note 20)	2,328	367
Accretion and fair value adjustment on consideration payable to Cariboo (Note 4)	1,779	-
Less: interest expense capitalized	(8,865)	(3,419)
Finance income	(2,972)	(1,798)
	49,894	45,209

For the year ended December 31, 2023, interest expense includes $1,945 (2022 - $1,599) from lease liabilities and lease related obligations. For the year ended December 31, 2023, $8,865 (2022 - $3,419) of borrowing costs have been capitalized to Florence Copper development costs (Note 15).